Segment Information About the Company's Operation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Vessel Revenue	$ 60,264	$ 63,227	$ 50,614	$ 50,474	$ 65,171	$ 62,464	$ 60,614	$ 54,253	$ 224,579	$ 242,502	$ 162,205
Voyage expenses-Segment									4,200	549	429
Vessel operating costs									(101,121)	(105,475)	(86,664)
Charterhire expense									(17,224)	(4,176)	(5,392)
Vessel depreciation									54,224	56,607	48,510
General and administrative expense									31,973	32,385	29,081
Gain (Loss) on sale of assets									37,289		17,701
Interest income									1,450	1,107	1,100
Gain (Loss) on Investments									116,925	(7,178)
Foreign exchange loss									(115)	(68)	(292)
Financial expense									(52,154)	(49,869)	(34,962)
Net Income (Loss) Attributable to Parent	$ 15,084	$ (1,928)	$ 34,969	$ (3,471)	$ (7,373)	$ (353)	$ 800	$ (5,772)	44,654	(12,698)	(59,726)
Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue									86,192	87,305	67,825
Voyage expenses-Segment									2,688	219	300
Vessel operating costs									(33,816)	(34,255)	(35,336)
Charterhire expense									(13,498)	(422)	(4,417)
Vessel depreciation									18,292	19,320	18,713
General and administrative expense									2,083	2,069	1,916
Gain (Loss) on sale of assets									7,353		17,701
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent									8,462	31,020	(10,558)
Ultramax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue									138,387	155,197	94,380
Voyage expenses-Segment									1,512	330	129
Vessel operating costs									(67,305)	(71,220)	(51,445)
Charterhire expense									(3,726)	(3,754)	(975)
Vessel depreciation									35,932	37,287	29,797
General and administrative expense									4,152	4,344	3,389
Gain (Loss) on sale of assets									29,936		0
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent									(4,176)	38,262	8,645
Corporate Segment
Segment Reporting Information [Line Items]
Vessel Revenue
Voyage expenses-Segment
Vessel operating costs										0	117
Charterhire expense
Vessel depreciation
General and administrative expense									25,738	25,972	23,776
Gain (Loss) on sale of assets											0
Interest income									1,450	1,107	1,100
Gain (Loss) on Investments									116,925	(7,178)
Foreign exchange loss									(115)	(68)	(292)
Financial expense									(52,154)	(49,869)	(34,962)
Net Income (Loss) Attributable to Parent									$ 40,368	$ (81,980)	$ (57,813)